S000008981 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended	368 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Russell 2500® Growth Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	10.31%	2.98%	10.55%
Russell 3000® Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	17.15%	13.15%	14.29%
C000024403 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	4.47%	1.02%	8.66%
Performance Inception Date				May 03, 1995